Description of Business Description of Business - Cash and Available Revolver Capacity (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,454	$ 1,513	$ 1,227
CERP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	224	168
Revolver capacity	270	270
Revolver capacity drawn or committed to letters of credit	0	(40)
Total	494	398
CGP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,031	1,050
Revolver capacity	160	160
Revolver capacity drawn or committed to letters of credit	0	0
Total	1,191	1,210
CES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	84	107
Revolver capacity	0	0
Revolver capacity drawn or committed to letters of credit	0	0
Total	84	107
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		188
Revolver capacity		0
Revolver capacity drawn or committed to letters of credit		0
Total		188
Other
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	115	$ 78	$ 48
Revolver capacity	0
Revolver capacity drawn or committed to letters of credit	0
Total	$ 115